Discontinued operations	12 Months Ended
Dec. 31, 2022
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disposal group held for sale and Discontinued operations
6. Disposal group held for sale and discontinued operations
(a) Certej project
On October 26, 2022, the Company entered into a share purchase agreement to sell the Certej project, a non-core gold asset in the Romania segment. The sale is subject to certain closing conditions, including required regulatory approvals.
Consideration will include:
•$18,000 cash upon closing of the transaction;
•deferred consideration of $12,000 in cash, with $5,000 and $7,000 payable 24 months and 36 months, respectively, following the receipt of the building permit; and
•the Company will retain a 1.50% net smelter return royalty on the project.
During 2022, the Company recorded impairment of $394,723 ($374,684 net of deferred tax) on the Certej project to recognize the mineral properties and capitalized evaluation expenditures at their estimated fair value, based on a plan to sell the asset and completion of the agreement. The non-recurring fair value measurement of $17,000 was categorized as a Level 3 fair value based on the expected cash consideration of a sale, less estimated costs of disposal.
The Romanian reporting segment is presented as a disposal group held for sale. As at December 31, 2022, the disposal group was stated at fair value less costs to sell and comprised the following assets and liabilities.

December 31, 2022

Cash	$356
Accounts receivable and other	1,150
Property, plant, and equipment	24,731
Inventories	1,501
Assets held for sale	$27,738

Accounts payable and accrued liabilities	$(168)
Asset retirement obligations	(10,311)
Liabilities associated with assets held for sale	$(10,479)
6. Disposal group held for sale and discontinued operations (continued)
The results from operations of the Romanian reporting segment include:

	Year ended December 31,
	2022	2021

Expenses	$(2,801)	$(6,398)
Impairment of property and equipment	(394,723)	—
Loss from operations	(397,524)	(6,398)
Income tax (recovery) expense	(20,039)	1,897
Loss from discontinued operations, net of tax	$(377,485)	$(8,295)

(Loss) earnings from discontinued operations attributable to non-controlling interest	$(72,837)	$1,813
Loss from discontinued operations attributable to shareholders of the Company	$(304,648)	$(10,108)

Basic and diluted loss per share attributable to shareholders of the Company	$(1.66)	$(0.06)

Net cash used in operating activities of the Romanian reporting segment during the year ended December 31, 2022 was $164 (2021 – $877). Net cash used in investing activities of the Romanian reporting segment during the year end December 31, 2022 was $33 (2021 – nil).

(b) Sale of Tocantinzinho project
On October 27, 2021, the Company completed a sale of the Tocantinzinho project, a non-core gold asset. Consideration included:
•$20,000 cash and 46,926,372 shares of G Mining Ventures Corp ("GMIN"), or approximately 19.9% of GMIN shares outstanding; and
•deferred cash consideration of $60,000 to be paid subject to Tocantinzinho achieving commercial production, payable on the first anniversary of commercial production ("Deferred Consideration").
The purchaser has the option to defer 50% of the Deferred Consideration at a cost of $5,000, in which case $30,000 is payable upon the first anniversary of the commencement of commercial production and $35,000 is payable upon the second anniversary of the commencement of commercial production. The Company has not recorded any consideration for these contingent payments.
6. Disposal group held for sale and discontinued operations (continued)
The sale represents the net assets in the Company's Brazil reporting segment. As a result, the project has been presented as a discontinued operation as at December 31, 2021. The gain on disposition includes the following:

Net proceeds:
Cash received	$20,000
Shares received	33,036
Disposal costs incurred	(1,279)
Working capital changes	59
$51,816
Net assets sold:
Cash	$340
Accounts receivable and other	1,101
Property, plant and equipment	47,466
Accounts payable and accrued liabilities	(331)
Capital lease obligations	(92)
$48,484

Gain on disposition of Tocantinzinho	$3,332

Prior to closing the sale of the Tocantinzinho project, the Company recorded impairment of $160,140 on Tocantinzinho to recognize the mineral properties and capitalized development at their estimated fair value, based on the plan to sell the asset. The fair value of the disposal group was initially reduced to $48,000, which reflected the estimated cash and share consideration, less costs of disposal.
The results from operations from the Brazil reporting segment include:

Year ended
December 31, 2021

Expenses	$(1,004)
Impairment of property and equipment	(160,140)
Gain on disposition of Tocantinzinho	3,332
Loss from operations	(157,812)
Income tax recovery	(11,010)
Loss from discontinued operations, net of tax attributable to shareholders of the Company	$(146,802)

Basic and diluted loss per share attributable to shareholders of the Company	$(0.81)